iShares
®
MSCI Europe Financials ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Austria  —  1 .1%
Erste Group Bank AG ...................... 444,196 $ 46,013,759
a
Belgium  —  1 .6%
Ageas SA .............................. 214,688 14,207,962
Groupe Bruxelles Lambert N.V. ............... 115,334 10,136,767
KBC Group N.V. ......................... 331,337 39,862,958
Sofina SA .............................. 23,811 6,544,565
70,752,252
a
Denmark  —  1 .3%
Danske Bank A.S. ........................ 963,951 43,082,053
Tryg A.S. .............................. 487,084 12,006,125
55,088,178
a
Finland  —  0 .9%
Sampo OYJ , Class A ...................... 3,493,132 38,935,595
a
France  —  8 .0%
Amundi SA
(a)
............................ 88,130 6,533,286
AXA SA ............................... 2,557,139 110,950,183
BNP Paribas SA ......................... 1,469,074 113,791,466
Credit Agricole SA ........................ 1,527,954 27,581,662
Edenred SE ............................ 349,011 10,032,027
Euronext N.V.
(a)
.......................... 112,827 16,124,303
Societe Generale SA ...................... 1,039,193 65,906,251
350,919,178
a
Germany  —  13 .3%
Allianz SE , Registered ..................... 557,429 223,998,160
Commerzbank AG ........................ 1,112,074 40,549,428
Deutsche Bank AG , Registered ............... 2,671,659 95,645,842
Deutsche Boerse AG ...................... 271,694 68,803,778
Hannover Rueck SE ....................... 87,024 24,843,477
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 188,800 116,809,405
Talanx AG .............................. 92,595 11,275,414
581,925,504
a
Ireland  —  1 .2%
AIB Group PLC .......................... 3,123,668 28,788,745
Bank of Ireland Group PLC .................. 1,390,134 22,760,622
51,549,367
a
Italy  —  10 .5%
Banca Mediolanum SpA .................... 320,062 6,434,674
Banca Monte dei Paschi di Siena SpA ........... 2,847,255 24,971,806
Banco BPM SpA ......................... 1,639,515 23,886,821
BPER Banca SpA ........................ 2,109,865 25,280,180
FinecoBank Banca Fineco SpA ............... 882,350 20,188,296
Generali ............................... 1,229,864 47,344,707
Intesa Sanpaolo SpA ...................... 20,559,256 132,511,393
Nexi SpA
(a)
............................. 798,152 4,208,349
Poste Italiane SpA
(a)
....................... 660,288 15,919,476
UniCredit SpA ........................... 2,024,949 149,940,649
Unipol Assicurazioni SpA .................... 517,552 11,330,933
462,017,284
a
Netherlands  —  6 .2%
ABN AMRO Bank N.V., CVA
(a)
................ 845,726 25,269,161
Adyen N.V.
(a) (b)
........................... 36,352 62,288,577
Aegon Ltd. ............................. 1,912,835 14,577,192
ASR Nederland N.V. ....................... 226,401 15,109,695
CVC Capital Partners PLC
(a)
................. 310,834 5,191,425
EXOR N.V. ............................. 134,838 11,685,055
Security Shares Value
a
Netherlands (continued)
ING Groep N.V. .......................... 4,360,461 $ 108,879,253
NN Group N.V. .......................... 388,112 26,560,385
269,560,743
a
Norway  —  0 .9%
DNB Bank ASA .......................... 1,278,654 32,638,184
Gjensidige Forsikring ASA ................... 288,635 7,767,815
40,405,999
a
Portugal  —  0 .2%
Banco Comercial Portugues SA , Class R ......... 12,113,569 10,692,682
a
Spain  —  11 .1%
Banco Bilbao Vizcaya Argentaria SA ............ 8,319,127 167,597,731
Banco de Sabadell SA ..................... 7,251,429 27,184,851
Banco Santander SA ...................... 21,486,496 218,951,417
Bankinter SA ............................ 976,465 14,719,463
CaixaBank SA ........................... 5,622,919 59,432,828
487,886,290
a
Sweden  —  7 .0%
EQT AB ............................... 537,183 18,563,745
Industrivarden AB , Class A .................. 171,951 7,149,728
Industrivarden AB , Class C .................. 225,562 9,356,578
Investor AB , Class B ....................... 2,497,152 82,223,310
L E Lundbergforetagen AB , Class B ............ 108,076 5,784,540
Nordea Bank Abp ........................ 4,508,800 77,131,159
Skandinaviska Enskilda Banken AB , Class A ...... 2,184,843 41,707,725
Svenska Handelsbanken AB , Class A ........... 2,105,702 27,477,996
Swedbank AB , Class A ..................... 1,224,890 37,188,616
306,583,397
a
Switzerland  —  12 .3%
Baloise Holding AG , Registered ............... 59,485 14,772,566
Banque Cantonale Vaudoise , Registered ......... 42,940 4,985,617
Helvetia Holding AG , Registered ............... 53,563 13,161,967
Julius Baer Group Ltd. ..................... 298,240 20,133,740
Partners Group Holding AG .................. 32,753 40,109,870
Swiss Life Holding AG , Registered ............. 41,216 44,737,992
Swiss Re AG ............................ 431,567 78,804,970
UBS Group AG , Registered .................. 4,582,323 175,344,023
Zurich Insurance Group AG .................. 211,154 146,851,488
538,902,233
a
United Kingdom  —  24 .0%
3i Group PLC ........................... 1,405,101 81,314,020
Admiral Group PLC ....................... 377,688 16,262,188
Aviva PLC ............................. 4,410,422 38,764,476
Barclays PLC ........................... 20,414,460 109,495,432
HSBC Holdings PLC ...................... 25,178,227 352,481,138
Legal & General Group PLC ................. 8,275,494 25,860,241
Lloyds Banking Group PLC .................. 86,500,009 101,420,238
London Stock Exchange Group PLC ............ 685,567 85,439,660
M&G PLC .............................. 3,294,612 11,406,498
NatWest Group PLC ....................... 11,709,892 90,148,753
Phoenix Group Holdings PLC ................ 1,017,644 9,015,139
Prudential PLC .......................... 3,735,029 51,947,087
Schroders PLC .......................... 1,037,576 5,177,631
Standard Chartered PLC .................... 2,851,161 58,526,464
Wise PLC , Class A
(b)
....................... 964,208 12,260,897
1,049,519,862
a
Total Long-Term Investments — 99.6%
(Cost: $ 3,245,364,939 ) ............................... 4,360,752,323

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
MSCI Europe Financials ETF
(Percentages shown are based on Net Assets)
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(c) (d)
............................ 1,743,865 $ 1,743,865
a
Total Short-Term Securities — 0.0%
(Cost: $ 1,743,865 ) .................................. 1,743,865
Total Investments —  99.6%
(Cost: $ 3,247,108,804 ) ............................... 4,362,496,188
Other Assets Less Liabilities — 0 .4% ...................... 19,374,819
Net Assets — 100.0% ................................. $ 4,381,871,007
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares
(a)
.. $ — $ — $ (2,213)
(b)
$ 2,213 $ — $ — — $ 12,063
(c)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 1,840,000 — (96,135)
(b)
— — 1,743,865 1,743,865 11,284 —
$ 2,213 $ —
$ 1,743,865
$ 23,347 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 195 12/19/25 $ 12,742 $ 450,816
FTSE 100 Index ...................................................................... 57 12/19/25 7,311 287,954
$ 738,770

iShares
®
MSCI Europe Financials ETF
Schedule of Investments
(unaudited) (continued)
October 31, 2025
3
Schedule of Investments
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ —  $ 4,360,752,323  $ —  $ 4,360,752,323
Short-Term Securities
Money Market Funds ...................................... 1,743,865  —  —  1,743,865
$ 1,743,865  $ 4,360,752,323  $ —  $ 4,362,496,188
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 738,770  $ —  $ —  $ 738,770
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)